Financial Instruments - Schedule of Estimated Fair Value of Partnership's Financial Instruments on Recurring Basis (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2018	Dec. 31, 2017	Jun. 30, 2017	Dec. 31, 2016
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and cash equivalents and restricted cash	$ 260,493	$ 339,435	$ 299,353	$ 243,173
Vessels held for sale (note 14b)	29,911	33,671
Long-term debt	$ (1,727,755)	(1,797,992)
Shipbuilding supervision and crew training services | Shell
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Discount rate over remaining duration of contract	8.00%
Carrying Amount Asset (Liability)
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Advances to equity-accounted joint ventures (note 6)	$ 131,411	131,685
Carrying Amount Asset (Liability) | Level 1 | Public
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term debt	(379,813)	(376,581)
Carrying Amount Asset (Liability) | Level 1 | Recurring
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and cash equivalents and restricted cash	260,493	339,435
Carrying Amount Asset (Liability) | Level 2
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Obligations related to capital leases	(1,206,793)	(1,011,549)
Carrying Amount Asset (Liability) | Level 2 | Non-public
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term debt	(1,347,942)	(1,421,411)
Carrying Amount Asset (Liability) | Level 2 | Recurring | Interest rate swap agreements
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Interest rate swap agreements – assets	6,624	878
Interest rate swap agreements – liabilities	(53,679)	(73,984)
Carrying Amount Asset (Liability) | Level 2 | Recurring | Cross-currency swap agreements
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cross-currency swap agreements – assets	6,449	3,758
Cross-currency swap agreements – liabilities	(50,975)	(54,217)
Carrying Amount Asset (Liability) | Level 2 | Nonrecurring
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Vessels held for sale (note 14b)	0	16,671
Vessels and equipment (note 14e)	65,209	0
Carrying Amount Asset (Liability) | Level 3
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term receivable included in accounts receivable and other assets (ii)	1,200	3,476
Carrying Amount Asset (Liability) | Level 3 | Recurring
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Other derivative	2,330	1,648
Fair Value Asset (Liability) | Level 1 | Public
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term debt	(387,671)	(384,820)
Fair Value Asset (Liability) | Level 1 | Recurring
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and cash equivalents and restricted cash	260,493	339,435
Fair Value Asset (Liability) | Level 2
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Obligations related to capital leases	(1,165,890)	(1,001,588)
Fair Value Asset (Liability) | Level 2 | Non-public
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term debt	(1,335,443)	(1,391,524)
Fair Value Asset (Liability) | Level 2 | Recurring | Interest rate swap agreements
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Interest rate swap agreements – assets	6,624	878
Interest rate swap agreements – liabilities	(53,679)	(73,984)
Fair Value Asset (Liability) | Level 2 | Recurring | Cross-currency swap agreements
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cross-currency swap agreements – assets	6,449	3,758
Cross-currency swap agreements – liabilities	(50,975)	(54,217)
Fair Value Asset (Liability) | Level 2 | Nonrecurring
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Vessels held for sale (note 14b)	0	16,671
Vessels and equipment (note 14e)	65,209	0
Fair Value Asset (Liability) | Level 3
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term receivable included in accounts receivable and other assets (ii)	1,194	3,459
Fair Value Asset (Liability) | Level 3 | Shipbuilding supervision and crew training services | Shell
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term receivable included in accounts receivable and other assets (ii)	1,200	3,500
Fair Value Asset (Liability) | Level 3 | Recurring
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Other derivative	$ 2,330	$ 1,648